NOTES PAYABLE (Details Narrative) - David Koos [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Long-Term Debt, Gross	$ 710	$ 710
Debt Instrument, Interest Rate During Period	15.00%	15.00%